INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw and packaging materials	$ 1,345	$ 1,385
Products in process	568	538
Finished products	2,865	2,832
Materials in transit and payments on account	221	199
Inventories	$ 4,999	$ 4,954